SHORT-TERM LOANS (Details)			3 Months Ended		12 Months Ended
	Feb. 14, 2022 USD ($)	Feb. 14, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 31, 2022	May 31, 2022	May 31, 2021 CNY (¥)	May 13, 2021 USD ($)
SHORT-TERM LOANS
Amount borrowed					$ 381,754
LOC from China Construction Bank
SHORT-TERM LOANS
Maximum borrowing capacity under the LOC								¥ 1,000,000	$ 144,955
Interest rate (as a percent)						3.95%	4.20%		4.2525%
Amount borrowed	$ 144,955	¥ 1,000,000
Loan from unrelated individual
SHORT-TERM LOANS
Interest rate (as a percent)					4.2525%
Amount borrowed			$ 227,724	¥ 1,571,000